Share Capital (Details)														1 Months Ended					12 Months Ended
	Sep. 18, 2023 USD ($) $ / shares shares	Aug. 28, 2023 USD ($) shares	Jul. 10, 2023 USD ($) shares	Jun. 01, 2023 USD ($) shares	May 23, 2023 USD ($) shares	Apr. 06, 2023 USD ($) $ / shares shares	Apr. 06, 2023 USD ($) $ / shares shares	Feb. 22, 2023 USD ($) shares	Jan. 16, 2023 USD ($) shares	Nov. 14, 2022 USD ($) $ / shares shares	Nov. 14, 2022 USD ($) $ / shares	Feb. 14, 2022 USD ($) $ / shares	Apr. 09, 2021 CAD ($) $ / shares shares	Jan. 16, 2024 USD ($)	Sep. 18, 2023 USD ($) $ / shares shares	Feb. 14, 2022 USD ($) shares	Feb. 14, 2022 CAD ($) $ / shares shares	Jul. 22, 2021 CAD ($) $ / shares shares	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) shares	Oct. 31, 2022 CAD ($) shares	Oct. 31, 2022 CAD ($) shares	Jun. 22, 2022 shares	Nov. 26, 2021 CAD ($) shares	Oct. 31, 2021 shares
Share Capital (Details) [Line Items]
Number of shares issued		44	597	245	1,494	5	5	400	161														75		607,337
Number of shares outstanding																				43,992		43,992
Issuance of common share										38,462
Purchase price per share (in Dollars per share) | $ / shares										$ 195	$ 195								$ 195
Aggregate gross proceeds (in Dollars) | $						$ 3,500,000	$ 3,500,000				$ 7,500,000			$ 2,400,000	$ 2,250,000
Net proceeds from offering post (in Dollars) | $										$ 6,363,906	$ 6,363,906
Additional common shares																			5,769
Common shares percentage																			15.00%
Received underwriter warrants																			1,923
Fair value of underwriter warrants (in Dollars) | $																			$ 337,579
Warrants shares																				2,208	2,208
Fair value of issuance in shareholder equity (in Dollars) | $					$ (296,845)
Fair value of RSU (in Dollars) | $		$ 65,143		$ 48,194				$ 110,096	$ 39,975
Underwritten public offering	225,833					103,249
Per share (in Dollars per share) | $ / shares	$ 9					$ 23.4	$ 23.4								$ 9
Warrants purchase						46,942									24,167
Pre funded warrant (in Dollars per share) | $ / shares						$ 23.37									$ 8.97
Pre Funded Warrant Exercisable (in Dollars per share) | $ / shares							$ 0.03								$ 0.03
Common Shares Exercised (in Dollars per share) | $ / shares	119,433					23.4
Exercise Price of Warrants Reduced (in Dollars per share) | $ / shares						$ 5.124
Warrant convertible common shares						4.6
Net proceeds (in Dollars) | $						$ 2,900,000													$ 2,936,079
Shares issued					239								11,111				45	9,222						44
Common shares fair value		$ 607	$ 10,000		$ 110,000																$ 372,745
Expire years (in Dollars per share) | $ / shares	5
Common share (in Dollars per share) | $ / shares	$ 9
Net proceeds from offerings (in Dollars) | $	$ 1,814,193														$ 1,814,193
Warrant Shares	26,153
Fair Value of Warrants (in Dollars) | $	$ 574,040
Fair value (in Dollars) | $																	$ 17,584							$ 21,100
Consideration amount																$ 750,000	$ 27,778
One common shares																1	1	1
One share purchase warrant																1	1	1
Warrant exercisable (in Dollars per share) | $ / shares																	$ 60	$ 824.24
Price per units | (per share)												$ 720						$ 494.54
Proceeds for issue amounts (in Dollars) | $												$ 698,897
Finder’s fee | $													$ 85,857					$ 435,197
Fair value warrant (in Dollars) | $																					$ 82,742
Risk-free rate																			4.10%	2.05%	2.05%
Volatility																				94.09%	94.09%
Derivative financial liability (in Dollars)																				$ 290,569		$ 290,569
Prices per share (in Dollars per share) | $ / shares													$ 98.91
Gross proceeds (in Dollars) | $													$ 1,098,982					$ 4,560,773
Option pricing model [member]
Share Capital (Details) [Line Items]
Risk-free rate																			1.43%	1.43%	1.43%
Expected life																				1 year 6 months	1 year 6 months
Volatility																			150.00%	107.46%	107.46%
Medigus [Member]
Share Capital (Details) [Line Items]
Number of shares issued					1,494
Warrants [member]
Share Capital (Details) [Line Items]
Warrants shares					75
Common Shares [Member]
Share Capital (Details) [Line Items]
Number of shares issued		585
Share price (in Dollars per share) | $ / shares																			$ 243.75
Common shares fair value | $					$ 27,965
Warrants [member]
Share Capital (Details) [Line Items]
Number of shares issued																							1,494
Cash Financing [Member]
Share Capital (Details) [Line Items]
Shares issued																	2,208		1,325
Finder’s fee | $																					$ 69,890
Share Exchange Agreement [Member]
Share Capital (Details) [Line Items]
Shares issued																				883		883
Fair value (in Dollars) | $																						$ 455,487
Finder’s fee | $																				$ 50,000